File Nos.  333-187583
811-22818

As filed with the Securities And Exchange Commission
on December 1, 2017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                           ☑

Pre-Effective Amendment No. __                                                                                                                                                                                                                                       ☐

Post-Effective Amendment No. 12                                                                                                                                                                                                                                      ☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT                                                                                                                                                                                                 ☑
COMPANY ACT OF 1940

Amendment No. 15                                                                                                                                                                                                                                                                ☑

WESTCHESTER CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595
(Address of principal executive offices)

(914) 741-5600
(Registrant's telephone number, including area code)

Bruce Rubin
Vice President
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York 10595
(Name and address of agent for Service)

with copies to:

Jeremy Smith, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☑  immediately upon filing pursuant to paragraph (b)
☐  on (date) pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  on (date), pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 12 to the Fund's Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund's PEA No. 11 on Form N-1A filed November 16, 2017.  This PEA No. 12 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 11 to the Fund's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 12 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Valhalla and State of New York, on the 1st day of December, 2017.

WESTCHESTER CAPITAL FUNDS

By:  /s/ Roy Behren
Roy Behren
Co-President; Treasurer and Trustee

By:  /s/ Michael T. Shannon
Michael T. Shannon
Co-President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Roy Behren Roy Behren	Co-President; Treasurer and Trustee	December 1, 2017
/s/ Michael T. Shannon Michael T. Shannon	Co-President; Trustee	December 1, 2017
/s/ Barry Hamerling* Barry Hamerling	Trustee	December 1, 2017
/s/ Richard V. Silver* Richard V. Silver	Trustee	December 1, 2017
/s/ Christianna Wood* Christianna Wood	Trustee	December 1, 2017
* By: /s/ Roy Behren Roy Behren Attorney-in-Fact**

**Pursuant to Powers of Attorney for each of Barry Hamerling, Richard V. Silver and Christianna Wood filed as Exhibit (h)(5) to Pre-Effective Amendment No. 1 to the Registration Statement filed on August 9, 2013.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE